PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya High Yield Portfolio
Shares RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 95.0%
Basic Materials : 4.6%
2,885,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 3,007,373
1.0
2,260,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 2,320,100
0.8
2,620,000
(1)
Chemours Co., 7.875%,
03/15/2034 2,621,832
0.8
190,000
(1)
Chemours Co., 8.000%,
01/15/2033 191,180
0.1
3,800,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 3,716,087
1.2
2,350,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 2,319,158
0.7
14,175,730
4.6
Communications : 17.9%
2,405,000
(1)
APLD ComputeCo
2 LLC, 6.750%,
03/15/2031 2,388,981
0.8
3,110,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 6.375%,
09/01/2029 3,121,535
1.0
2,945,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.375%,
03/01/2031 2,999,685
1.0
3,035,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 3,148,142
1.0
3,140,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 3,136,939
1.0
4,445,000
(1)
Frontier
Communications
Holdings LLC, 8.750%,
05/15/2030 4,564,308
1.5
4,625,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 4,499,688
1.4
2,205,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 2,206,911
0.7
3,745,000
(1)
Level 3 Financing, Inc.,
8.500%,
01/15/2036 3,911,135
1.3
2,325,000
(1)
Nexstar Media, Inc.,
7.250%,
04/15/2034 2,334,385
0.7
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 1,092,734
0.4
1,695,000  Paramount Global,
6.875%,
04/30/2036 1,487,730
0.5
3,915,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 3,892,921
1.3
3,100,000
(1)
Snap, Inc., 6.875%,
03/01/2033 2,929,780
0.9
1,615,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 1,597,376
0.5
3,100,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 3,175,085
1.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
4,535,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 $ 4,352,675
1.4
1,525,000
(1)
Wayfair LLC, 6.750%,
11/15/2032 1,537,798
0.5
3,065,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 3,240,670
1.0
55,618,478
17.9
Consumer, Cyclical : 15.6%
3,040,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 3,090,859
1.0
1,575,000
(1)
Acushnet Co., 5.625%,
12/01/2033 1,566,750
0.5
3,085,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 3,121,403
1.0
3,020,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 3,061,268
1.0
2,995,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,917,468
0.9
1,495,000  Bath & Body Works,
Inc., 6.875%,
11/01/2035 1,472,308
0.5
4,065,000
(1)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 3,744,795
1.2
1,600,000
(1)
Carnival Corp., 5.750%,
08/01/2032 1,601,480
0.5
1,530,000
(1)
Churchill Downs, Inc.,
6.750%,
05/01/2031 1,560,678
0.5
2,970,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 2,995,631
1.0
1,480,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 1,533,406
0.5
2,330,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 2,280,370
0.7
3,665,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 3,763,479
1.2
3,190,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 3,168,125
1.0
2,620,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 2,705,805
0.9
2,100,000
(1)
Petco Health &
Wellness Co., Inc.,
8.250%,
02/01/2031 2,098,560
0.7
2,410,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,419,370
0.8
1,655,000
(1)
Starz Capital Holdings
1, Inc., 6.000%,
04/15/2030 1,524,669
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya High Yield Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,540,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 $ 1,547,161
0.5
2,280,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 2,273,282
0.7
48,446,867
15.6
Consumer, Non-cyclical : 13.6%
2,315,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 2,290,010
0.7
2,940,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 3,043,235
1.0
3,075,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 3,130,713
1.0
1,515,000
(1)
Deluxe Corp., 8.000%,
06/01/2029 1,525,991
0.5
2,310,000
(1)
EquipmentShare.
com, Inc., 8.625%,
05/15/2032 2,413,971
0.8
2,985,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 3,127,223
1.0
2,425,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 2,520,290
0.8
3,595,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 3,687,003
1.2
2,235,000
(1)
Insulet Corp., 6.500%,
04/01/2033 2,282,912
0.7
3,005,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 3,014,307
1.0
1,525,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 1,494,723
0.5
3,800,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 3,746,981
1.2
3,180,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 3,130,837
1.0
3,820,000
(1)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 3,868,270
1.2
2,960,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 3,009,103
1.0
42,285,569
13.6
Energy : 7.1%
2,920,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 3,017,146
1.0
2,970,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 3,053,561
1.0
1,455,000
(1)
Northern Oil &
Gas, Inc., 7.875%,
10/15/2033 1,506,373
0.5
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,280,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 $ 2,372,158
0.8
2,245,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 2,288,387
0.7
1,570,000
(1)
SM Energy Co.,
6.625%,
04/15/2034 1,566,820
0.5
1,555,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 1,588,975
0.5
2,990,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 3,005,404
1.0
1,515,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,547,660
0.5
1,905,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 2,018,923
0.6
21,965,407
7.1
Financial : 11.5%
2,985,000
(1)
Anywhere Real Estate
Group LLC / Anywhere
Co-Issuer Corp.,
7.000%,
04/15/2030 2,991,570
1.0
1,510,000
(1)
Asurion LLC and
Asurion Co-Issuer, Inc.,
8.000%,
12/31/2032 1,567,815
0.5
2,360,000
(1)
Asurion LLC and
Asurion Co-Issuer, Inc.,
8.375%,
02/01/2034 2,292,911
0.7
6,070,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 6,055,446
2.0
1,690,000  Navient Corp., 7.875%,
06/15/2032 1,508,828
0.5
1,550,000  OneMain Finance
Corp., 6.750%,
09/15/2033 1,488,159
0.5
4,835,000  OneMain Finance
Corp., 7.125%,
09/15/2032 4,767,824
1.5
4,420,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 4,437,079
1.4
2,250,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 2,154,705
0.7
750,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 767,674
0.2
1,555,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 1,566,876
0.5
2,980,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 3,015,742
1.0
3,000,000
(1)
Rocket Cos., Inc.,
7.125%,
02/01/2032 3,094,704
1.0
35,709,333
11.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya High Yield Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 16.9%
2,980,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 $ 3,035,121
1.0
2,460,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 2,541,492
0.8
3,060,000
(1)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 3,126,068
1.0
4,530,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 4,683,830
1.5
3,250,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 3,249,712
1.0
4,425,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 4,624,059
1.5
2,275,000
(1)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,357,076
0.8
3,220,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2030 3,222,302
1.0
2,285,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,190,980
0.7
1,600,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,623,605
0.5
2,985,000
(1)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 3,033,999
1.0
2,190,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 2,284,174
0.7
3,150,000
(1)
TransDigm, Inc.,
6.125%,
07/31/2034 3,102,096
1.0
3,080,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 3,122,673
1.0
2,120,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 2,149,152
0.7
1,555,000
(1)
WESCO Distribution,
Inc., 5.500%,
04/15/2034 1,535,328
0.5
3,000,000
(1)
WESCO Distribution,
Inc., 6.375%,
03/15/2033 3,058,866
1.0
3,595,000
(1)
XPO, Inc., 7.125%,
06/01/2031 3,705,435
1.2
52,645,968
16.9
Technology : 5.4%
2,290,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 2,332,631
0.7
3,095,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 3,022,439
1.0
2,885,000
(1)
McAfee Corp., 7.375%,
02/15/2030 2,386,721
0.8
2,960,000
(1)
OAK-Eagle Acquireco,
Inc., 8.750%,
07/01/2034 3,100,738
1.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
3,580,000
(1)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 $ 3,756,318
1.2
2,240,000
(1)
UKG, Inc., 6.875%,
02/01/2031 2,191,102
0.7
16,789,949
5.4
Utilities : 2.4%
3,740,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 3,772,864
1.2
3,800,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 3,828,427
1.2
7,601,291
2.4
Total Corporate Bonds/
Notes
(Cost $298,169,830)
295,238,592
95.0
CONVERTIBLE BONDS/NOTES : 0.9%
Consumer, Non-cyclical : 0.3%
1,150,000
(1)(2)
Tandem Diabetes
Care, Inc., 2.360%,
03/15/2032 1,000,819
0.3
Financial : 0.2%
900,000
(1)(2)
Coinbase Global, Inc.,
3.780%,
10/01/2029 790,200
0.2
499,200
(1)
Lehman Brothers
Holdings, Inc., SD,
8.160%,
05/30/2009 1,331
0.0
791,531
0.2
Utilities : 0.4%
1,125,000
(1)(2)
Ormat Technologies,
Inc. B, (0.720)%,
03/15/2031 1,165,781
0.4
Total Convertible
Bonds/Notes
(Cost $3,556,292)
2,958,131
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Consumer Discretionary : —%
1,476
(1)(3)
Perseus Holding Corp.
—
—
Energy : 0.0%
2
(4)
Amplify Energy Corp.
13
0.0
424,441
(3)
Ascent Resources -
Utica LLC - Class A
5,093
0.0
2,000
(3)(5)
Green Field Energy
Services, Inc.
—
—
5,106
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya High Yield Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 0.0%

(4)
Option Care Health, Inc.
$ 2,369
0.0
Total Common Stock
(Cost $11,833)
7,475
0.0
PREFERRED STOCK : —%
Consumer Discretionary : —%

(1)(3)
Perseus Holding Corp.
—
—
Total Preferred Stock
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $301,737,955)
298,204,198
95.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.8%
Mutual Funds : 4.8%
14,976,062
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $14,976,062) $ 14,976,062 4.8
Total Short-Term
Investments
(Cost $14,976,062)
14,976,062
4.8
Total Investments in
Securities
(Cost $316,714,017) $ 313,180,260 100.7
Liabilities in Excess of
Other Assets
(2,254,327) (0.7)
Net Assets $ 310,925,933 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Non-income producing security.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 13 — 5,093 5,106
Health Care 2,369 — — 2,369
Total Common Stock 2,382 — 5,093 7,475
Corporate Bonds/Notes — 295,238,592 — 295,238,592
Convertible Bonds/Notes — 2,958,131 — 2,958,131
Preferred Stock — — — —
Short-Term Investments 14,976,062 — — 14,976,062
Total Investments, at fair value $ 14,978,444 $ 298,196,723 $ 5,093 $ 313,180,260
At March 31, 2026, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,683,477
Gross Unrealized Depreciation (5,217,234)
Net Unrealized Depreciation $ (3,533,757)